Equity (Details) - Schedule of company capital instruments	12 Months Ended
Dec. 31, 2021 ₪ / shares
Equity (Details) - Schedule of company capital instruments [Line Items]
Dividend yield on shares	0.00%
Minimum [Member]
Equity (Details) - Schedule of company capital instruments [Line Items]
Expected volatility in stock prices	56.08%
Risk-free interest rate	0.10%
Predicted life of stock options	2 years 3 months
Share price (in New Shekels per share)	₪ 5.295
Maximum [Member]
Equity (Details) - Schedule of company capital instruments [Line Items]
Expected volatility in stock prices	77.30%
Risk-free interest rate	1.401%
Predicted life of stock options	10 years
Share price (in New Shekels per share)	₪ 7.07